Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Reconciliation Of Gross Revenues To Net Revenues [Table Text Block]
The table below shows the adjustments made to gross revenues to arrive at net revenues, the amount reported on our statements of operations:

	Nine Months
	September 30, 2014	September 30, 2013
Gross revenues	$4,545,090	$3,959,638
Less: Contractual Allowances	879,606	733,757
Net revenues	$3,665,484	$3,225,881

The table below shows the adjustments made to gross revenues to arrive at net revenue, the amount reported on our statements of operations:

	Year Ended
	December 31,2013	December 31,2012
Gross revenues	$5,090,739	$6,378,242
Less: Contractual allowances	774,255	1,972,200
Net revenue	$4,316,484	$4,406,042